Deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Deductible temporary difference
Deferred tax assets	₨ 779,798	₨ 214,265
Taxable temporary difference
Deferred tax liabilities	(143,326)	(181,237)
Mat Credit Entitlement	0	66,318	₨ 236,045
Net deferred tax asset (liability) recognized in Balance Sheet	636,472	99,346		$ 8,659
Property, Plant and Equipment [Member]
Deductible temporary difference
Deferred tax assets	597,497	181,237
Lease Obligation On Right Of Use Assets [Member]
Deductible temporary difference
Deferred tax assets	61,752	33,028
Deferred Tax Assets Provision For Employee Benefits [Member]
Deductible temporary difference
Deferred tax assets	8,886
Deferred Tax Assets Accounts Receivable [Member]
Deductible temporary difference
Deferred tax assets	99,078
Deferred Tax Assets Provision For Doubtful Advances [Member]
Deductible temporary difference
Deferred tax assets	12,585
Intangible assets [Member]
Taxable temporary difference
Deferred tax liabilities	(143,326)	(181,237)
Finance Lease obligations [Member]
Taxable temporary difference
Deferred tax liabilities	₨ 0	₨ 0